Stockholders' Equity (Details) - $ / shares	12 Months Ended
	Aug. 31, 2019	Aug. 31, 2018
Number of shares
Number of shares outstanding, beginning balance	94,475	64,887
Issued	74,390	30,526
(Exercised)	(6,688)	(938)
(Cancelled)
(Expired)	(54,761)
Number of shares outstanding, ending balance	107,416	94,475
Weighted remaining life (years)
Weighted remaining life (years), beginning	2 years 1 month 16 days	1 year 6 months
Weighted remaining life (years), issued	5 years	5 years 3 months 19 days
Weighted remaining life (years), exercised	5 months 12 days	1 year 2 months 12 days
Weighted remaining life (years), cancelled
Weighted remaining life (years), expired
Weighted remaining life (years), ending	4 years 5 months 1 day	2 years 1 month 16 days
Weighted average exercise prices
Weighted average exercise prices, beginning	$ 113.60	$ 119.60
Weighted average exercise prices, issued	70.00	99.60
Weighted average exercise prices, exercised	98.80	80.00
Weighted average exercise prices, cancelled
Weighted average exercise prices, expired	114.80
Weighted average exercise prices, ending	$ 74.80	$ 113.60